Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

4. Related Party Transactions.

Founder Shares

On December 30, 2019, the Sponsor received 4,312,500 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.004 per share. In January 2020, the Sponsor transferred 100,000 Founder Shares to each of Steven Hochberg, the Company’s President and Chief Executive Officer, Christopher Wolfe, the Company’s Chief Financial Officer and Secretary, and Richard Barasch, the Company’s Executive Chairman, and 30,000 Founder Shares to each of Dr. Jennifer Carter, Dr. Mohit Kaushal and Dr. Gregory Sorensen, the Company’s independent director nominees, for the same per-share price initially paid by the Sponsor, resulting in the Sponsor holding 3,922,500 Founder Shares. On February 19, 2020, the Company effected a split of its Class B common stock resulting in the Sponsor holding 5,360,000 Founder Shares, resulting in an increase in the total number of Founder Shares from 4,312,500 to 5,750,000.

The Founder Shares are identical to the shares of Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares are subject to certain transfer restrictions.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company sold 3,733,334 Private Placement Warrants to the Sponsor at a price of $1.50 per Private Placement Warrant in a Private Placement, generating proceeds of $5.6 million.

Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. Certain proceeds of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination, the proceeds of the Private Placement will be part of the liquidating distribution to the Public Stockholders and the Warrants issued to the Sponsor will expire worthless.

Sponsor Loan

The Sponsor agreed to loan the Company up to an aggregate of $200,000 by the issuance of an unsecured promissory note (the “Note”) to cover expenses related to this Initial Public Offering. The Note was payable, without interest, upon the completion of the Initial Public Offering. The Company received the $200,000 proceeds under the Note and repaid this Note in full on March 13, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

Administrative Services Agreement

Commencing on the date that the Company’s securities were first listed on Nasdaq, the Company has paid and will pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying such monthly fees. The Company incurred $30,000 and $90,000, in expenses in connection with such services during the three and nine months ended September 30, 2021 and 2020, respectively, as included in general and administrative expenses - related party on the accompanying unaudited condensed consolidated statements of operations. As of September 30, 2021 and December 31, 2020, the Company has $10,000, in connection with such services payable and included as accrued expenses - related parties, in the accompanying condensed consolidated balance sheets.

Wolfe Strategic Services Agreement

Commencing on the date that the Company’s securities were first listed on Nasdaq, the Company will pay and has paid its Chief Financial Officer, Christopher Wolfe, $7,500 per month for his services prior to the initial Business Combination. The Company incurred $22,500 and $67,500 in expenses in connection with such services during the three and nine months ended September 30, 2021, as included in general and administrative expenses - related party on the accompanying unaudited condensed consolidated statements of operations, respectively. During the three and nine months ended September 30, 2020, the Company had incurred $22,500 and $52,500 in expenses in connection with such services, respectively. As of September 30, 2021, and December 31, 2020, the Company had $7,500 in connection with such services in accrued expenses - related parties, as included in the accompanying condensed consolidated balance sheets.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required for working capital (the “Working Capital Loans”). Up to $1.1 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. As of September 30, 2021, and December 31, 2020, except for the foregoing, the terms of such loans, if any, have not been determined, no written agreements exist with respect to such loans and no amounts have been borrowed under such loans to date.

Note 5 — Related Party Transactions

Founder Shares

On December 30, 2019, the Sponsor received 4,312,500 shares of Class B common stock (the “Founder Shares”) in exchange for a capital contribution of $25,000, or approximately $0.004 per share. In January 2020, the Sponsor transferred 100,000 Founder Shares to each of Steven Hochberg, the Company’s President and Chief Executive Officer, Christopher Wolfe, the Company’s Chief Financial Officer and Secretary, and Richard Barasch, the Company’s Executive Chairman, and 30,000 Founder Shares to each of Dr. Jennifer Carter, Dr. Mohit Kaushal and Dr. Gregory Sorensen, the Company’s independent director nominees, for the same per-share price initially paid by the Sponsor, resulting in the Sponsor holding 3,922,500 Founder Shares. On February 19, 2020, the Company effected a split of its Class B common stock resulting in the Sponsor holding 5,360,000 Founder Shares, resulting in an increase in the total number of Founder Shares from 4,312,500 to 5,750,000. All shares and associated amounts have been retroactively restated. Of the 5,750,000 Founder Shares, up to 750,000 shares were subject to forfeiture by the initial stockholders depending on the exercise of the underwriters’ over-allotment option. The underwriters exercised their over-allotment option in full on March 13, 2020; thus, the Founder Shares are no longer subject to forfeiture.

The Founder Shares are identical to the shares of Class A common stock included in the Units being sold in the Initial Public Offering except that the Founder Shares are subject to certain transfer restrictions.

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) one year after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial Business Combination and (B) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Warrants

Simultaneously with the closing of the Initial Public Offering, the Company sold 3,733,334 Private Placement Warrants to the Sponsor at a price of $1.50 per Private Placement Warrant in a Private Placement, generating proceeds of $5.6 million.

Each Private Placement Warrant entitles the holder to purchase one share of Class A common stock at $11.50 per share. Certain proceeds of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination, the proceeds of the Private Placement will be part of the liquidating distribution to the Public Stockholders and the Warrants issued to the Sponsor will expire worthless.

Sponsor Loan

The Sponsor agreed to loan the Company up to an aggregate of $200,000 by the issuance of an unsecured promissory note (the “Note”) to cover expenses related to this Initial Public Offering. The Note was payable, without interest, upon the completion of the Initial Public Offering. The Company received the $200,000 proceeds under the Note and repaid this Note in full on March 13, 2020.

Administrative Services Agreement

Commencing on the date that the Company’s securities were first listed on Nasdaq, the Company has paid and will pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying such monthly fees. The Company incurred $100,000 and $0, in expenses in connection with such services during the year ended December 31, 2020 and the period from November 1, 2019 (inception) through December 31, 2019, respectively, as included in general and administrative expenses - related party on the accompanying statements of operations. As of December 31, 2020, and 2019, the Company had $10,000 and $0 in connection with such services in accrued expenses to related parties, respectively, as included in the accompanying balance sheets.

Wolfe Strategic Services Agreement

Commencing on the date that the Company’s securities were first listed on Nasdaq, the Company will pay and has paid its Chief Financial Officer, Christopher Wolfe, $7,500 per month for his services prior to the initial Business Combination. The Company incurred $75,000 and $0 in expenses in connection with such services during the year ended December 31, 2020 and the period from November 1, 2019 (inception) through December 31, 2019, respectively, as included in general and administrative expenses - related party on the accompanying statement of operations. As of December 31, 2020, and 2019, the Company had $7,500 and $0 in connection with such services in accrued expenses to related parties, respectively, as included in the accompanying balance sheets.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required for working capital (the “Working Capital Loans”). Up to $1.1 million of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. As of December 31, 2020, except for the foregoing, the terms of such loans, if any, have not been determined, no written agreements exist with respect to such loans and no amounts have been borrowed under such loans to date.

TOI Parent Inc.
Related Party Transactions
Related Party Transactions

Note 21. Related Party Transactions

Related party transactions include payments to the American Institute of Research, Havencrest Capital Management, L.L.C., M33 Growth L.L.C., Mark L. Pacala, Richy Agajanian M.D., Roca Partners L.L.C. and Veeral Desai. The American Institute of Research provides consulting services to the Company. Havencrest Capital Management L.L.C. and M33 Growth L.L.C. provide management services to the Company. These entities have an equity stake in the Company and payments constitute consideration in exchange for the services provided. Mark L. Pacala and Roca Partners L.L.C. also have an equity stake in the Company and payments to these owners constitute expense reimbursement for traveling to Board meetings. Richy Agajanian M.D. is the representative shareholder of TOI CA. Payments to this individual are compensation for his services related to clinical research trials. Total related party payments for the nine months ended September 30, 2021 and 2020 were $468,092 and $532,943, respectively, and for the three months ended September 30, 2021 and 2020, Related Party payments were $65,880 and $122,587, respectively.

Note 21. Related Party Transactions

Related party transactions include payments to the American Institute of Research, Havencrest Capital Management, L.L.C., M33 Growth L.L.C., Mark L. Pacala, Richy Agajanian M.D., Roca Partners L.L.C. and Veeral Desai. The American Institute of Research provides consulting services to the Company.Havencrest Capital Management L.L.C. and M33 Growth L.L.C. provide management services to the Company. These entities have an equity stake in the Company and payments constitute consideration in exchange for the services provided. Mark L. Pacala and Roca Partners L.L.C. also have an equity stake in the Company and payments to these owners constitute expense reimbursement for traveling to Board meetings. Richy Agajanian M.D. is the representative shareholder of the Practice and payments to him are compensation for his services related to clinical research trials. Total Related Party payments for the years ended December 31, 2020 was $641,122.

During the year ended December 31, 2019 and the period from September 20, 2018 through December 31, 2018, the Company paid $1,070,987 and $91,456, respectively, to shareholders of TOI Parent for consulting services.

During the year ended December 31, 2019 and the period from September 20, 2018 through December 31, 2018, the Company received $1,068,697 and $600,170, respectively, in capitated fees from a managed care organization in which a shareholder of TOI Parent has an ownership interest.